SHIP LOGO  VANGUARD/(R)/
                                                                   P.O. BOX 2600
                                                     VALLEY FORGE, PA 19482-2600
                                                                www.vanguard.com

February 16, 2006





U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


RE: Vanguard Tax-Managed Funds
        File No. 33-53683

Dear Sir or Madam:
     Enclosed is Post-Effective Amendment No. 24 to the registration statement on Form N-1A for the Vanguard Tax-Managed Funds (the "Trust"). The purposes of this Amendment are to: (1) amend the frequent trading policy disclosure for the funds of the Trust, and (2) effect a number of non-material changes.
     Pursuant to Rule 485(a) under the Securities Act of 1933, we request that this Amendment be declared effective on April 24, 2006. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include: (1) responses to any SEC staff comments and (2) updated financial statements for the Trust. Pursuant to Rule 485(d)(2), the Rule 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) filing be declared effective.
     Please contact the undersigned at (610) 503-5693 with any questions or comments that you may have concerning the enclosed Amendment.

Sincerely,



Natalie S. Bej
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc: Christian Sandoe, Esq.
     U.S. Securities and Exchange Commission